Investment in an Equity Security (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 05, 2020
Investment in an Equity Security [Abstract]
Investment amount			$ 150,000
Investee percentage			0.60%
Reinvestment of dividend	$ 13,408	$ 2,463
Total initial investment	$ 165,871			$ 1,217,039
Percentage of investment ownership	0.70%
Upward adjustments	$ 81,625
Downward adjustments		$ 65,394